Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2017	2018
Cost:
Office equipment	6,619	15,306
Leasehold improvements	6,703	8,802
Construction in progress – leasehold improvements	469	26,364

Total cost	13,791	50,472
Less: Accumulated depreciation	(2,012)	(7,866)

Property and equipment, net	11,779	42,606

Depreciation expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	For the years ended December 31,
	2016	2017	2018
Cost of revenues	152	90	810
Sales and marketing expenses	156	782	3,865
Research and development	196	110	894
General and administrative expenses	46	45	285

Total	550	1,027	5,854